Property and Equipment (Narrative) (Details) - USD ($) $ in Thousands	Jan. 01, 2016	Dec. 31, 2015	Jul. 01, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, net		$ 41,862		$ 37,926
Storage and Railcar Fixed Assets [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net			$ 18,700
Storage and Railcar Fixed Assets [Member] | Assets of Hereford, Texas and Hopewell, Virginia [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 6,400